INCOME TAXES - Components of our deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued and reserves	$ 4,008	$ 4,231
Inventory	10,554	15,181
Tax credits	12,953	10,880
Lease Liability	16,262	14,800
Net operating loss	205,995	149,141
Total gross deferred tax assets	249,772	194,233
Depreciation and amortization	(2,746)	(4,749)
Goodwill	(290)	(114)
Lease ROU Asset	(11,562)	(14,507)
Valuation allowance	$ (235,174)	$ (174,863)